Pacer Emerging Markets Cash Cows 100 ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 87.2%
Brazil - 10.6%
Ambev SA - ADR	17,277	$48,203
BRF SA - ADR (a)	4,232	16,632
Cia Siderurgica Nacional SA - ADR	4,452	24,530
CPFL Energia SA	4,050	23,021
Duratex SA	1,329	4,824
Equatorial Energia SA	2,263	9,314
JBS SA	10,459	46,184
Petrobras Distribuidora SA	2,496	10,652
TIM SA/Brazil - ADR	1,661	19,998
Vale SA - ADR	3,133	50,598
		253,956
Chile - 1.1%
Falabella SA	7,477	25,596
China - 18.6%
Angang Steel Co. Ltd. - Class H	48,430	19,052
Anhui Conch Cement Co. Ltd. - Class H	7,278	43,133
BAIC Motor Corp Ltd. - Class H (b)	130,053	45,961
China Hongqiao Group Ltd.	47,761	42,197
China Shenhua Energy Co. Ltd. - Class H	24,407	45,268
CITIC Ltd.	63,535	49,659
Haitian International Holdings Ltd.	2,163	7,825
Hengan International Group Co. Ltd.	2,067	14,836
SINA Corp/China (a)	379	15,850
Sinotrans Ltd. - Class H	29,759	10,018
Sinotruk Hong Kong Ltd.	18,666	58,262
Topsports International Holdings Ltd. (b)	11,038	17,938
Weichai Power Co. Ltd. - Class H	21,886	64,642
Yangzijiang Shipbuilding Holdings Ltd.	13,185	9,777
		444,418
Greece - 0.5%
Hellenic Telecommunications Organization SA	795	11,577
Hong Kong - 1.8%
Beijing Enterprises Holdings Ltd.	6,159	20,177
China Resources Cement Holdings Ltd.	20,361	22,506
		42,683
Indonesia - 5.6%
Adaro Energy Tbk PT	78,320	6,699
Astra International Tbk PT	91,714	39,876
Bukit Asam Tbk PT	24,976	4,593
Gudang Garam Tbk PT (a)	4,364	11,734
Indah Kiat Pulp & Paper Corp. Tbk PT	15,481	14,234
Telekom Indonesia Persero Tbk PT	191,303	42,406
United Tractors Tbk PT	8,290	13,501
		133,043
Malaysia - 2.1%
Telekom Malaysia Bhd	6,793	10,671
Tenaga Nasional Bhd	16,411	39,175
		49,846
Mexico - 4.1%
America Movil SAB de CV - ADR	3,374	44,571
Arca Continental SAB de CV	3,300	15,021
Gruma SAB de CV	706	7,749
Grupo Bimbo SAB de CV	11,337	21,370
Kimberly-Clark de Mexico SAB de CV - Class A	5,045	8,863
		97,574
Russian Federation - 7.9%
Inter RAO UES PJSC	341,504	23,688
LUKOIL PJSC - ADR	673	47,891
Magnitogorsk Iron & Steel Works PJSC	24,110	16,486
MMC Norilsk Nickel PJSC - ADR	1,488	47,958
RusHydro PJSC	808,496	8,333
Surgutneftegas PJSC	97,038	43,089
		187,445
South Africa - 7.7%
African Rainbow Minerals Ltd.	518	9,394
Exxaro Resources Ltd.	684	6,829
Impala Platinum Holdings Ltd.	1,683	23,053
Kumba Iron Ore Ltd.	581	23,364
Mr Price Group Ltd.	557	6,366
MTN Group	5,192	21,489
MultiChoice Group	1,066	9,090
Shoprite Holdings Ltd.	1,486	13,766
Sibanye Stillwater Ltd. - ADR	1,413	21,011
The Foschini Group Ltd. (a)	1,290	8,768
Vodacom Group Ltd.	3,823	31,284
Woolworths Holdings Ltd.	3,175	9,432
		183,846
Taiwan - 15.2%
Acer, Inc.	10,051	9,709
Asia Cement Corp.	8,305	11,863
Asustek Computer, Inc.	2,152	22,018
Catcher Technology Co. Ltd.	3,248	22,966
Cheng Shin Rubber Industry Co. Ltd.	5,679	8,102
Chicony Electronics Co. Ltd.	1,629	5,032
Compal Electronics, Inc.	39,617	30,347
Hon Hai Precision Industry Co. Ltd.	15,840	63,071
Largan Precision Co. Ltd.	187	19,633
Lite-On Technology Corp.	5,902	11,571
Micro-Star International Co. Ltd.	1,909	8,896
Pou Chen Corp.	13,846	13,845
Quanta Computer, Inc.	12,956	37,338
Realtek Semiconductor Corp.	617	9,948
Uni-President Enterprises Corp.	14,348	34,842
United Microelectronics Corp. - ADR	5,833	52,789
		361,970
Thailand - 2.6%
Electricity Generating PCL	1,245	7,425
PTT Exploration & Production PCL	9,778	33,813
Thai Union Group PCL	14,817	6,832
Total Access Communication PCL	12,054	13,089
		61,159
Turkey - 7.2%
Arcelik AS (a)	3,985	17,972
BIM Birlesik Magazalar AS	1,345	13,225
Coca-Cola Icecek AS (a)	865	8,730
Eregli Demir ve Celik Fabrikalari TAS	10,798	21,176
Ford Otomotiv Sanayi AS	1,011	19,882
KOC Holding AS	15,393	42,494
Turk Telekomunikasyon AS	21,712	23,441
Turkcell Iletisim Hizmetleri AS	11,033	24,035
		170,955
United Arab Emirates - 2.2%
Emirates Telecommunications Group Co. PJSC	9,857	53,349
TOTAL COMMON STOCKS (Cost $2,046,054)		2,077,417

PREFERRED STOCKS - 5.0%
Brazil - 3.1%
Cia Energetica de Minas Gerais - ADR	12,261	31,020
Cia Paranaense de Energia - Class B	1,210	14,450
Gerdau SA - ADR	3,881	16,456
Usinas Siderurgicas de Minas Gerais SA Usiminas - Class A	4,473	10,816
		72,742
Russian Federation - 1.9%
Transneft PJSC	24	45,539
TOTAL PREFERRED STOCKS (Cost $133,432)		118,281

EXCHANGE TRADED FUNDS - 6.9%
iShares Core MSCI Emerging Markets ETF	790	50,426
iShares MSCI Emerging Markets ETF	1,920	102,355
iShares MSCI Saudi Arabia ETF	382	11,899
TOTAL EXCHANGE TRADED FUNDS (Cost $163,889)		164,680

INVESTMENT COMPANIES - 0.8%
Thailand - 0.8%
Digital Telecommunications Infrastructure Fund	43,179	18,466
TOTAL INVESTMENT COMPANIES (Cost $18,851)		18,466

SHORT-TERM INVESTMENTS - 0.1%	Principal Amount
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 0.005% (c)	$3,238	3,238
TOTAL SHORT-TERM INVESTMENTS (Cost $3,238)		3,238
Total Investments (Cost $2,365,464) - 100.0%		2,382,082
Other Assets in Excess of Liabilities - 0.0% (d)		1,162
TOTAL NET ASSETS - 100.0%		$2,383,244

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
(b)
Security exempt from registration under Rule 144(b) and Regulation S of the Securities Act of 1933.  Such securities are treated as liquid securities according to the Fund's liquidity guidelines. The value of those securities total $63,899 or 2.7% of net assets.

(a)	Non-income producing security.
(c)	The rate shown is as of January 31, 2021.
(d)	Less than 0.05%.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 2,077,417	$ -	$ -	$ -	$ 2,077,417
Preferred Stocks	118,281	-	-	-	118,281
Exchange Traded Funds	164,680	-	-	-	164,680
Investment Companies	18,466	-	-	-	18,466
Short-Term Investments	3,238	-	-	-	3,238
Total Investments in Securities	$ 2,382,082	$ -	$ -	$ -	$ 2,382,082
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.